Other Real Estate Owned - Narrative (Details)	Dec. 31, 2013	Dec. 31, 2012
Real estate: Residential - 1 to 4 family [Member]
Other Real Estate Owned [Line Items]
Number of Properties, Other Real Estate Owned	8	3
Real estate: Multi-family and commercial [Member]
Other Real Estate Owned [Line Items]
Number of Properties, Other Real Estate Owned	4	3